Cover	Jun. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43340
Entity Registrant Name	RMG ML Sports Holdings
Entity Central Index Key	0002104879
Entity Tax Identification Number	98-1904489
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	930 Tahoe Blvd STE 802 PMB 45
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	775
Local Phone Number	204-1489
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one-eighth (1/8) of one Class A ordinary share upon the consummation of the Company’s initial business combination
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one-eighth (1/8
Trading Symbol	SHOTU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	SHOT
Security Exchange Name	NASDAQ
One right to receive one-eighth (1/8) of one Class A ordinary share upon the consummation of the Company’s initial business combination
Title of 12(b) Security	One right to receive one-eighth (1/8) of one Class A ordinary share upon the consummation of the Company’s initial business combination
Trading Symbol	SHOTR
Security Exchange Name	NASDAQ